GROSS PROFIT FROM INSURANCE AND PENSION PLANS	12 Months Ended
Dec. 31, 2022
Gross Profit From Insurance And Pension Plans
GROSS PROFIT FROM INSURANCE AND PENSION PLANS

32)	GROSS PROFIT FROM INSURANCE AND PENSION PLANS

	R$ thousands
	Year ended December 31
	2022	2021	2020
Written premiums	85,595,892	73,123,233	65,335,387
Supplemental pension plan contributions	3,660,846	3,519,774	3,390,768
Ceded coinsurance premiums	(76,150)	(50,041)	(66,647)
Refunded premiums	(146,107)	(311,191)	(179,660)
Reinsurance premiums paid	(59,488)	(60,614)	(69,347)
Written premiums net of reinsurance and coinsurance	88,974,993	76,221,161	68,410,501

Changes in the provision for insurance	(36,419,429)	(31,005,277)	(27,442,202)
Changes in the provision for private Pension Plans	(2,312,170)	(1,595,690)	(2,540,927)
Changes in the insurance technical provisions and Pension Plans	(38,731,599)	(32,600,967)	(29,983,129)

Reported indemnities	(39,566,899)	(34,054,735)	(27,333,375)
Claims expenses	(49,929)	(82,660)	(32,153)
Recovery of ceded coinsurance	115,616	155,091	150,456
Recovery of reinsurance	36,697	36,999	17,595
Salvage recoveries	814,519	743,126	530,509
Changes in the IBNR provision	(651,725)	(836,766)	(979,399)
Retained claims	(39,301,721)	(34,038,945)	(27,646,367)

Commissions on premiums	(3,374,409)	(3,028,200)	(2,779,012)
Recovery of commissions	4,310	7,055	5,073
Fees	(291,964)	(303,500)	(319,105)
Brokerage expenses - private Pension Plans	(138,062)	(225,921)	(133,786)
Changes in deferred commissions	123,335	42,778	24,532
Selling expenses for insurance and Pension Plans	(3,676,790)	(3,507,788)	(3,202,298)

Gross profit from insurance and Pension Plans	7,264,883	6,073,461	7,578,707